Acquisition - Summary of Business Combination and Allocated the Purchase Consideration to Assets Acquired and Liabilities Assumed Based on Estimated Fair Values (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,196.2	$ 1,002.2	$ 981.9
Avanan [Member]
Business Acquisition [Line Items]
Goodwill	194.2
Core technology	26.7
Customer relationship	5.8
Net assets assumed	0.4
Total	$ 227.1
Business combination core technology weighted average useful life	8 years
Business combination customer relationship weighted average useful life	4 years